PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

3.    PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,
	2022	2023
	RMB	RMB
Deposits (i)	162,885	327,987
Funds receivable from external payment network providers (ii)	46,141	41,354
Prepaid expenses	4,976	17,247
Interest receivable	9,537	14,905
Guarantee receivable	3,021	2,890
Funds receivable for disposal of financing receivables	62,444	1,989
Goodwill (iii)	4,778	4,778
Others	27,629	15,361
Total	321,411	426,511
(i)	As of December 31, 2022 and 2023, the balance of deposit mainly includes the business cooperation deposit of RMB150 million and RMB319 million, respectively.

(ii)	The Group opened accounts with external online payment service providers to collect the loan principal, interest and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of service fees received at the balance sheet date, which was collected subsequently.
(iii)	In April 2020, the Group acquired an insurance brokerage licensee company for total consideration of RMB15.5 million. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB53.8 million and RMB38.3 million, respectively. RMB4.8 million of goodwill was recognized in this acquisition. The Group did not record any impairment of goodwill during the years ended December 31, 2021, 2022 and 2023.